The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2022
(Unaudited)

		Shares	Value
Common Stocks - 94.3%
Capital Goods - 6.0%
Advanced Drainage Systems, Inc.		2,500	$282,725
Bloom Energy Corp. (a)		10,000	150,800
Dover Corp.		2,000	339,820
HEICO Corp.		3,843	524,147
Hubbell, Inc.		2,500	468,225
IDEX Corp.		2,500	538,600
Masco Corp.		6,000	379,980
Nordson Corp.		2,000	465,080
nVent Electric Plc - ADR		10,000	345,900
Plug Power, Inc. (a)		10,000	218,700
Simpson Manufacturing Co, Inc.		2,500	281,975
SiteOne Landscape Supply, Inc. (a)		2,500	450,300
Trex Co., Inc. (a)		5,000	457,350
			4,903,602
Commercial & Professional Services - 7.8%
Booz Allen Hamilton Holding Corp.		6,500	498,745
Cintas Corp.		3,000	1,174,590
Copart, Inc. (a)		7,000	904,750
CoStar Group, Inc. (a)		10,000	701,600
Exponent, Inc.		5,000	474,900
TransUnion		8,500	876,520
Verisk Analytics, Inc.		4,000	784,520
Waste Connections, Inc. - ADR		7,000	872,900
			6,288,525
Consumer Durables & Apparel - 0.6%
TopBuild Corp. (a)		1,500	348,975
YETI Holdings, Inc. (a)		2,500	163,950
			512,925
Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)		1,700	218,297
Churchill Downs, Inc.		1,500	315,450
Restaurant Brands International LP		37	2,106
			535,853
Diversified Financials - 5.1%
Coinbase Global, Inc. - Class A (a)		2,200	418,330
LPL Financial Holdings, Inc.		2,500	430,800
MarketAxess Holdings, Inc.		1,250	430,600
MSCI, Inc.		2,000	1,072,240
S&P Global, Inc.		2,500	1,038,050
Tradeweb Markets, Inc. - Class A		9,000	762,930
			4,152,950
Health Care Equipment & Services - 10.8%
DexCom, Inc. (a)		7,000	3,013,360
IDEXX Laboratories, Inc. (a)		2,800	1,420,440
Insulet Corp. (a)		5,600	1,388,800
Intuitive Surgical, Inc. (a)		1,950	554,151
Masimo Corp. (a)		1,500	329,805
Shockwave Medical, Inc. (a)		1,200	173,964
Tandem Diabetes Care, Inc. (a)		4,500	531,495
Veeva Systems, Inc. - Class A (a)		5,500	1,300,970
			8,712,985
Materials - 0.3%
Ranpak Holdings Corp. (a)		10,000	268,600
Media & Entertainment - 0.9%
Cardlytics, Inc. (a)		2,000	134,200
fuboTV, Inc. (a)		15,000	161,100
IAC/InterActiveCorp (a)		2,500	341,350
Magnite, Inc. (a)		5,000	67,850
			704,500
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Avantor, Inc. (a)		12,000	447,960
Bio-Techne Corp.		1,200	451,692
Charles River Laboratories International, Inc. (a)		2,400	791,424
Elanco Animal Health, Inc. (a)		10,000	260,400
Genmab A/S (a)(b)		3,000	1,010,569
Iovance Biotherapeutics, Inc. (a)		50,000	832,500
Mirati Therapeutics, Inc. (a)		2,000	238,600
Neurocrine Biosciences, Inc. (a)		4,000	316,080
Repligen Corp. (a)		1,000	198,340
Seagen, Inc. (a)		2,500	336,275
			4,883,840
Retailing - 3.4%
Floor & Decor Holdings, Inc. - Class A (a)		3,000	326,160
Pool Corp.		2,750	1,309,688
RH (a)		2,150	866,063
Williams-Sonoma, Inc.		1,500	240,810
			2,742,721
Software & Services - 51.6%
ANSYS, Inc. (a)		1,500	510,015
Aspen Technology, Inc. (a)		2,000	300,320
Atlassian Corp. PLC - Class A (a)(b)		3,500	1,135,190
Avalara, Inc. (a)		7,000	767,340
Cadence Design Systems, Inc. (a)		5,000	760,700
Coupa Software, Inc. (a)		10,000	1,342,700
EPAM Systems, Inc. (a)		2,000	952,280
Fair Isaac Corp. (a)		1,500	742,485
Fortinet, Inc. (a)		4,500	1,337,580
Marqeta, Inc. (a)		10,000	118,000
MongoDB, Inc. (a)		2,500	1,012,775
Okta, Inc. (a)		16,000	3,166,240
Paycom Software, Inc. (a)		9,800	3,285,940
Paylocity Holding Corp. (a)		22,500	4,589,550
ServiceNow, Inc. (a)		13,000	7,615,140
Shopify, Inc. - Class A (a)(b)		5,650	5,447,956
TaskUS, Inc. (a)		8,000	256,000
Twilio, Inc. - Class A (a)		9,500	1,958,140
Tyler Technologies, Inc. (a)		1,000	473,800
Unity Software, Inc. (a)		6,000	630,900
Workday, Inc. - Class A (a)		16,500	4,174,665
Zendesk, Inc. (a)		12,000	1,182,120
			41,759,836
Transportation - 1.1%
GXO Logistics, Inc. (a)		4,000	324,840
Saia, Inc. (a)		1,950	554,346
			879,186
Total Common Stocks (Cost $31,365,426)			76,345,523

Short-Term Investment - 4.7%
Money Market Mutual Fund - 4.7%
STIT Treasury Portfolio - Institutional Class, 0.010% (c)		3,800,000	3,800,000
Total Short-Term Investment (Cost $3,800,000)			3,800,000

Total Investments (Cost $35,165,426) - 99.0%			80,145,523
Other Assets in Excess of Liabilities - 1.0%			813,826
Total Net Assets - 100.0%			$80,959,349

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)			Foreign issued Security. Foreign Concentration (including ADR’s) was as follows: Canada 7.8%; Denmark 1.2%; Ireland 0.4%; United Kingdom 1.4%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2022, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Tocqueville Opportunity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$76,345,523	$-	$-	$76,345,523
Money Market Fund	3,800,000	-	-	3,800,000
Total Assets	$80,145,523	$-	$-	$80,145,523

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.